                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

-------------------------------------------------------------------------------
 1. Name and address of issuer:

    Protective Investment Company
    2801 Highway 280 South
    Birmingham, Alabama  35223
-------------------------------------------------------------------------------
 2. Name of each series or class of funds for which this notice is filed:

    Global Income Fund, International Equity Fund, Capital Growth Fund,
    Growth & Income Fund, Select Equity Fund, Small Cap Fund and
    Money Market Fund
-------------------------------------------------------------------------------
 3. Investment Company Act File Number:  811-8674


    Securities Act File Number:  33-71592
-------------------------------------------------------------------------------
 4. Last day of fiscal year for which this notice is filed:

    December 31, 1996
-------------------------------------------------------------------------------
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         / /
-------------------------------------------------------------------------------
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


-------------------------------------------------------------------------------
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                  None
-------------------------------------------------------------------------------
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                  None
-------------------------------------------------------------------------------
 9. Number and aggregate sale price of securities sold during the fiscal year:

    Shares sold     26,904,369
    $ Value       $207,766,903
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

     Shares Sold    26,904,369
     $ Value      $207,766,903
-------------------------------------------------------------------------------
 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     Included in #9
-------------------------------------------------------------------------------
 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     $ 207,766,903
         the fiscal year in reliance on rule 24f-2          -------------------
         (from Item 10):

    (ii) Aggregate price of shares issued in connection     +         N/A
         with dividend reinvestment plans (from Item 11,    -------------------
         if applicable):

   (iii) Aggregate price of shares redeemed or repurchased  -  49,353,264
         during the fiscal year (if applicable):            -------------------

    (iv) Aggregate price of shares redeemed or repurchased  +           0
         and previously applied as a reduction to filing    -------------------
         fees pursuant to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued  = 158,413,639
         during the fiscal year in reliance on rule 24f-2   -------------------
         line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):

    (vi) Multiplier prescribed by Section 8(b) of the       x           0
         Securities Act of 1933 or other applicable law or ------------------- regulation (see instruction C.8):

   (vii) Fee due (line (i) or line (v) multiplied by                    0 (*)
         line (vi)):                                        -------------------


 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
-------------------------------------------------------------------------------
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
-------------------------------------------------------------------------------
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ John O'Sullivan
                            ----------------------------------------------
                            Treasurer

  Date  2/27/97
       -----------------

*Please print the name and title of the signing officer below the signature.
-------------------------------------------------------------------------------

(*) Registrant's shares sold exclusively to an unmanaged separate account organized as a unit investment trust.